Contract assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 7,672,679
Contract assets, ending	7,605,061	R$ 7,672,679
Piped Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	30,032	29,815
Acquisitions	25,510	13,955
Transfers to intangible assets	(11,503)	(13,738)
Reclassification	(44,039)
Contract assets, ending		R$ 30,032